Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Officer [Member]
Management and consulting fees	$ 43,000	$ 40,000	$ 147,000	$ 142,000
Director [Member]
Due to Related Parties	9,000		9,000	9,000
Vendor [Member]
Due to Related Parties	14,000		14,000	12,000
Purchase of hardware	0	0		64,000
VP and General Manager [Member]
Debt conversion, converted instrument, amount owned	0		0
Rent and other office expenses	$ 0	$ 4,000	$ 8,000	$ 8,000
Debt conversion, converted instrument, shares issued			4,608,173	26,828,800
Debt conversion, converted instrument, accrued interest			$ 24,729	$ 67,073